Operating expenses (Tables)	12 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Disclosure of Expenses by Nature

(EUR thousand)		For the financial year ended March 31
Expenses by nature	Notes	2024	2023	2022
Employee benefit expenses		(140,050)	(118,658)	(86,623)
Contributions to defined contribution plans		(8,055)	(7,619)	(4,022)
Depreciation and amortization	9	(43,782)	(51,028)	(87,900)
Agent costs		(95,333)	(75,950)	(23,914)
IT costs		(16,464)	(16,499)	(12,013)
Auditors, lawyers and consultants		(10,713)	(12,113)	(12,223)
Advertising and promotion		(3,644)	(3,827)	(1,729)
Travel, entertainment, office and rental cost		(13,287)	(11,456)	(7,253)
Contributions to defined benefit plans	29	(1,365)	(1,607)	(1,560)
Share-based payment transactions expenses	25	(3,957)	(9,988)	(6,414)
Change in fair value of warrants and put options	27, 31	9,287	11,070	15,583
Capitalized software development expenditure	15	33,667	25,688	17,163
External and other personnel cost		(8,735)	(7,544)	(4,343)
Business restructuring expenses		(1,324)	(4,446)	(1,980)
Corporate restructuring expenses		(5,660)	(2,764)	(475)
Impairment		(1,371)	(3,355)	(2,846)
Other operating income / (expenses)		(13,639)	(7,254)	7,971
Total		(324,425)	(297,350)	(212,577)